Right-of-Use assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Right of use assets [Abstract]
Summary of right of use assets

	Category of RoU asset
	Land		Buildings		Plant and equipment *		Vehicles		Total
Gross carrying value:
As at April 1, 2019	₹	2,003	₹	11,502	₹	2,941	₹	649	₹	17,095
Additions		—		3,520		1,210		219		4,949
Additions through Business combinations		—		364		—		—		364
Disposals		—		(41)		(47)		(59)		(147)
Translation adjustment		—		279		132		17		428

As at March 31, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Accumulated depreciation:
Depreciation	₹	27	₹	3,884	₹	1,731	₹	269	₹	5,911
Disposals		—		(18)		(47)		(10)		(75)
Translation adjustment		—		62		37		6		105

As at March 31, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941

Net carrying value as at March 31, 2020									₹	16,748

Gross carrying value:
As at April 1, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Additions		79		5,323		770		162		6,334
Additions through Business combinations		—		352		—		84		436

Disposals		—		(2,503)		(1,103)		(154)		(3,760)
Translation adjustment		—		48		15		8		71
As at March 31, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Accumulated depreciation:
As at April 1, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941
Depreciation		28		4,487		1,465		285		6,265
Disposals		—		(1,703)		(1,023)		(119)		(2,845)
Translation adjustment		—		(9)		(6)		4		(11)

As at March 31, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350

Net carrying value as at March 31, 2021									₹	16,420

*	Includes computer equipment.

Disclosure of Lease Expenses
The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2020	2021
Interest expenses on lease liabilities	₹ 914	₹ 798
Rent expense pertaining to leases of low-value assets recognized under facility expenses	44	53
Rent expense pertaining to leases with less than twelve months of lease term recognized under facility expenses	2,085	1,876

	₹ 3,043	₹ 2,727